                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

            Read instructions at end of Form before preparing Form.

1.    Name and address of issuer:

       The United States Life Insurance Company in the City of New York
                           Separate Account USL VA-R
                             2727-A Allen Parkway
                           Houston, Texas 77019-2191

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

      The Universal Institutional Funds Emerging Markets Equity Portfolio; The Universal Institutional Funds Equity Growth Portfolio; The Universal Institutional Funds Fixed Income Portfolio; The Universal Institutional Funds Global Equity Portfolio; The Universal Institutional Funds High Yield Portfolio; The Universal Institutional Funds International Magnum Portfolio; The Universal Institutional Funds Mid Cap Value Portfolio; The Universal Institutional Funds US Real Estate; The Universal Institutional Funds Value Portfolio; Van Kampen Life Investment Trust Domestic Income Portfolio; Van Kampen Life Investment Trust Emerging Growth Portfolio; Van Kampen Life Investment Trust Enterprise Portfolio; Van Kampen Life Investment Trust Government Portfolio; Van Kampen Life Investment Trust Growth and Income Portfolio; Van Kampen Life Investment Trust Money Market Portfolio; Van Kampen Life Investment Trust Strategic Stock Portfolio.

3.    Investment Company Act File Number:  811-09007

      Securities Act File Number:    333-63673

4(a).  Last day of fiscal year for which this Form is filed:  12/31/01

4(b).  [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).  [ ]  Check box if this is the last time the issuer will be filing this
            Form.

5.    Calculation of registration fee:

      (i)   Aggregate sale price of securities sold during
            the fiscal year pursuant to section 24(f):              $          0
                                                                     -----------
      (ii)  Aggregate price of securities redeemed
            or repurchased during the fiscal year:    $    15,349
                                                       ----------
      (iii) Aggregate price of securities redeemed or
            repurchased during any prior fiscal year
            ending no earlier than October 11, 1995
            that were not previously used to reduce
            registration fees payable to the
            Commission:                               $         0
                                                       ----------

      (iv)  Total available redemption credits
            [add items 5(ii) and 5(iii)]:                         - $     15,349
                                                                     -----------
      (v)   Net sales - if Item 5(i) is greater
            than Item 5(iv) [subtract Item 5(iv)
            from Item 5(i)]:                                        $        N/A
                                                                     -----------
      (vi)  Redemption credits available for use      $   (15,349)
            in future years - if Item 5(I) is less     ----------
            that Item 5(iv) [subtract Item 5(vii)
            from Item 5(i)]

     (vii)  Multiplier for determining registration
            fee (See Instructions C.9):                           X     0.000092
                                                                     -----------
    (viii)  Registration fee due [multiply Item 5(v)
            by Item 5(vii)] (enter "0" if no fee is due):         = $          0
                                                                     -----------
6.  Prepaid Shares

    If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: N/A . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A .

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                  + $          0
                                                                     -----------

8.  Total of the amount of the registration fee due plus any interest due
    [line 5(viii) plus line 7]:
                                                                  = $          0
                                                                     -----------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
        Method of Delivery:   N/A
             [ ] Wire Transfer
             [ ] Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title) *    /s/ Robert F. Herbert, Jr.
                             ----------------------------------------------
                             Robert F. Herbert, Jr. - Senior Vice President

Date   02/25/2002

 * Please print the name and title of the signing officer below the signature.